Employee Benefits - Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 146,763	$ 168,367
Debt instruments	2,029,669	2,065,123
Plan Assets
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	146,763	168,367
Debt instruments	2,029,669	2,065,123
Total	2,176,432	2,233,490	$ 2,289,697
Quoted prices in active markets for identical assets (level 1)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	146,763	168,367
Debt instruments	2,029,669	2,065,123
Quoted prices in active markets for identical assets (level 1) | Plan Assets
Disclosure of fair value of plan assets [line items]
Total	2,176,432	2,233,490
Significant observable inputs (level 2)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Debt instruments	0	0
Significant observable inputs (level 2) | Plan Assets
Disclosure of fair value of plan assets [line items]
Total	0	0
Significant unobservable inputs (level 3)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Debt instruments	0	0
Significant unobservable inputs (level 3) | Plan Assets
Disclosure of fair value of plan assets [line items]
Total	$ 0	$ 0